Segment Reporting (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting
Segment Reporting
12. Segment Reporting
Operating segments are defined as components of an enterprise which engages in business activities from which it may recognize revenues and incur expenses about which separate discrete information is available for evaluation by the chief operating decision maker, or CODM, in deciding how to allocate resources and in assessing performance. The Company operates in a single reportable segment, developing and advancing genetic medicines designed to target critical underlying pathology of neurodegenerative diseases.
The accounting policies of the single segment are the same as those described in the summary of significant accounting policies in the Company’s 2025 Annual Report filed on Form 10-K. The Company’s CODM is its chief executive officer. The measure of segment assets is reported on the consolidated balance sheet as total assets. All assets are located within the United States.
The CODM uses net loss as reported on the Company’s consolidated statement of operations to assess the Company’s performance. The CODM also uses cash forecasts in deciding where to invest or expand operations within the business. In these cash forecasts, research and development expenses and general and administrative expenses exclude certain non-cash items such as share-based compensation and depreciation and amortization expenses.
The following table summarizes significant segment expenses:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development
Wages, benefits, and other payroll	$1,830	$1,302	$3,288	$4,891
Third-party costs	1,464	4,154	3,896	7,948
Share-based compensation	49	248	191	492
Depreciation and amortization	—	110	61	220
Total research and development expenses	3,343	5,814	7,436	13,551
General and administrative
Wages, benefits, and other payroll	2,312	1,798	4,203	4,588
Third-party costs	4,059	1,974	6,474	4,577
Share-based compensation	476	675	890	1,289
Depreciation and amortization	26	73	93	151
Total general and administrative expenses	6,873	4,520	11,660	10,605
Impairment of long-lived assets	—	—	—	2,637
Net gain on lease terminations	(1,944)	—	(2,577)	—
Loss from operations	(8,272)	(10,334)	(16,519)	(26,793)
Other income (expense), net	451	949	1,139	2,003
Net loss	$(7,821)	$(9,385)	$(15,380)	$(24,790)

The components of Other (income) expense, net are further described in Note 3 to the consolidated financial statements.

15. Segment Reporting
Operating segments are defined as components of an enterprise which engages in business activities from which it may recognize revenues and incur expenses about which separate discrete information is available for evaluation by the chief operating decision maker, or CODM, in deciding how to allocate resources and in assessing performance. The Company operates in a single reportable segment, developing and advancing genetic medicines designed to target critical underlying pathology of neurodegenerative diseases.
The accounting policies of the single segment are the same as those described in the summary of significant accounting policies. The Company’s CODM is its chief executive officer.
The measure of segment assets is reported on the balance sheet as total assets. All assets are located within the United States.
The CODM uses net loss as reported on the Company’s statement of operations to assess the Company’s performance. The CODM also uses cash forecasts in deciding where to invest or expand operations within the business. In these cash forecasts, research and development expenses and general and administrative expenses exclude certain non-cash items such as share-based compensation and depreciation and amortization expenses.
The following table summarizes significant segment expenses:

	Year Ended December 31,
(in thousands)	2025	2024
Research and development
Wages, benefits, and other payroll	$7,462	$12,265
Third-party costs	14,532	22,691
Share-based compensation	842	2,529
Depreciation and amortization	440	2,694
Total research and development expenses	23,276	40,179
General and administrative
Wages, benefits, and other payroll	7,784	9,255
Third-party costs	9,644	12,055
Share-based compensation	2,159	3,291
Depreciation and amortization	288	387
Total general and administrative expenses	19,875	24,988
Impairment of long-lived assets	6,145	5,233
Loss from operations	49,296	70,400
Other (income) expense, net	(3,774)	(5,633)
Net loss	$45,522	$64,767

The components of Other (income) expense, net are further described in note 3 to the financial statements.